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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21452

                          Pioneer Select Equity Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30


Date of reporting period:  December 1, 2003 through November 30, 2004


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


item 1.REPORTS TO SHAREOWNERS.

                                     PIONEER
                                  -------------
                                  SELECT EQUITY
                                      FUND


                                     Annual
                                     Report

                                    11/30/04

                                 [LOGO] Pioneer
                                        Investments(R)

Table of Contents
--------------------------------------------------------------------------------
Letter to Shareowners                                                         1
Portfolio Summary                                                             2
Performance Update                                                            3
Comparing Ongoing Fund Expenses                                               4
Portfolio Management Discussion                                               6
Schedule of Investments                                                      10
Financial Statements                                                         14
Notes to Financial Statements                                                18
Report of Independent Registered Public Accounting Firm                      22
Trustees, Officers and Service Providers                                     23

Pioneer Select Equity Fund

--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 11/30/04
--------------------------------------------------------------------------------

Dear Shareowners,
--------------------------------------------------------------------------------
High energy prices, sub-par job creation figures and rising interest rates held back the nation's equity markets for much of the fall. With oil prices hovering around $50 per barrel, consumers faced with high-priced gasoline and hefty heating bills responded by restraining spending. But consumer outlays, which represent the bulk of U.S. economic activity, rebounded in October, and markets rallied once the presidential election was settled. U.S. economic growth in the third quarter was respectable, but below results seen early in the year, as high energy costs acted as an added tax on businesses and households. Meanwhile, the war in Iraq and the specter of terrorism remained on investors' minds. In addition, the weak dollar and the large federal budget deficit were the focus of concern. Overseas, markets have been relatively stable after stumbling early in 2004.

Despite four interest rate hikes by the Federal Reserve Board, returns on corporate bonds, including high-yield sectors, were strong. Longer-term Treasury securities also delivered solid returns. A moderating recovery and an easing of inflationary pressures may convince the Federal Reserve Board to slow the pace of future rate increases. Lower inflation would also mean better real returns for bond holders. On the other hand, continued strong economic growth could trigger further hikes.

Pioneer believes that the economy will expand slowly in 2005. After years of cutting costs and bolstering balance sheets, many corporations are financially stronger than they have been in some time. And although short-term interest rates have risen, they do not seem to be a barrier for companies needing to borrow. Equity valuations now appear somewhat better aligned with earnings prospects than they were a year ago, when prices ran ahead of profit expectations. Therefore, even moderate expansion in corporate profits may drive stock prices higher.

A one-step approach to portfolio allocation

Building and maintaining a long-term portfolio strategy means choosing an appropriate mix of investments, then making adjustments as your goals change. The Pioneer Ibbotson Asset Allocation Series offers three portfolios - moderate, growth and aggressive - each comprising a select group of Pioneer Funds. Ibbotson Associates, a leading authority on investing and asset allocation, diversifies, reallocates and automatically rebalances the portfolios periodically as rates of return on stocks, bonds and other investments vary. Ibbotson's goal is to manage risk while keeping your holdings in line with the Fund's stated goals.

Please consider a fund's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about each fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your financial advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

Respectfully,

/s/ Osbert M. Hood

Osbert M. Hood, President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Select Equity Fund

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 11/30/04
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

       [DATA BELOW IS REPRESENTED BY A PIE CHART IN THE ORIGINAL REPORT]

U.S. Common Stocks                                                         88.9%
Depositary Receipts for International Stocks                                6.8%
Temporary Cash Investment                                                   4.3%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

       [DATA BELOW IS REPRESENTED BY A PIE CHART IN THE ORIGINAL REPORT]

Information Technology                                                     23.0%
Financials                                                                 20.2%
Materials                                                                  12.9%
Health Care                                                                12.5%
Consumer Discretionary                                                      9.5%
Industrials                                                                 8.5%
Telecommunication Services                                                  7.0%
Utilities                                                                   4.3%
Consumer Staples                                                            2.1%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

1.  Bank of America Corp.        4.98%   6.  Microsoft Corp.               4.35%
2.  Freeport-McMoRan Copper &    4.91    7.  Allegheny Energy, Inc.        4.29
    Gold, Inc. (Class B)
3.  Goldman Sachs Group, Inc.    4.70    8.  Citigroup, Inc.               4.25
4.  Pfizer, Inc.                 4.53    9.  IVAX Corp.                    4.23
5.  Veritas Software Corp.       4.52   10.  Vodafone Group Plc (A.D.R.)   4.16

*This list excludes money market and derivative instruments. The portfolio is actively managed, and current holdings may be different.

Pioneer Select Equity Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 11/30/04                                       CLASS A SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                 11/30/04    1/2/04
                          $10.56      $10.00

Distributions per Share               Short-Term      Long-Term
(1/2/04 - 11/30/04)       Dividends   Capital Gains   Capital Gains
                          $  -        $  -            $  -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment in Pioneer Select Equity Fund, at public offering price, compared to that of the S&P 500 Index.

Average Annual Total Returns
(As of November 30, 2004)

-----------------------------------------------

                   Net Asset    Public Offering
Period               Value        Price (POP)
Life-of-Class
(1/2/04)             5.60%          -0.47%

-----------------------------------------------

--------------------------------------------------------------------------------
Value of $10,000 Investment

     [DATA BELOW IS REPRESENTED BY A MOUNTAIN CHART IN THE ORIGINAL REPORT]

               Pioneer Select   S&P 500
Date            Equity Fund      Index
12/03             $10,000       $10,000
11/04             $10,560       $10,723

--------------------------------------------------------------------------------

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

POP return reflects deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

S&P 500 Index is an unmanaged measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and the
Over-The-Counter-Market.

Pioneer Select Equity Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.  Divide your account value by $1,000
    Example: an $8,600 account value - $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Select Equity Fund

Based on actual returns from June 1, 2004 through November 30, 2004.

Share Class                                                                A
--------------------------------------------------------------------------------
Beginning Account Value                                                $1,000.00
On 6/1/04
Ending Account Value                                                   $1,050.75
On 11/30/04
Expenses Paid During Period*                                           $    4.50

* Expenses are equal to the Fund's annualized expense ratio of 0.88%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Pioneer Select Equity Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Select Equity Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from June 1, 2004 through November 30, 2004.

Share Class                                                                A
--------------------------------------------------------------------------------
Beginning Account Value                                                $1,000.00
On 6/1/04
Ending Account Value                                                   $1,021.25
On 11/30/04
Expenses Paid During Period*                                           $    4.44

* Expenses are equal to the Fund's annualized expense ratio of 0.88%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Pioneer Select Equity Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 11/30/04
--------------------------------------------------------------------------------

Influenced by a succession of varying factors and investor concerns, the U.S. stock market abruptly changed course several times during the first 11 months of 2004. By the end of the 11-month period, major stock indexes produced moderate, positive return numbers that often masked both the underlying volatility in day-to-day trading and in the performance within various sectors and in individual stock prices. In the following discussion, Andrew D.F. Acheson, who is responsible for day-to-day portfolio management of Pioneer Select Equity Fund, provides a review of the Fund, its investment strategies and the investment environment from the Fund's inception on January 2, 2004, through the end of its fiscal year on November 30, 2004.

Q: How did the Fund perform during the initial 11 months of its investment operations?

A: The Fund's Class A shares had a total return of 5.60% during the 11 months ended November 30, 2004, at net asset value. During the same period, the Standard & Poor's 500 Index returned 7.23%, while the average return of the 928 funds in Lipper's large-cap core fund category was 4.29%.

    The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q:  What were the principal factors that influenced performance?

A: The 11 months provided a very challenging period for investing in domestic stocks. As events unfolded and new issues and concerns arose, market sentiment shifted several times, sometimes dramatically. Overall, the period saw great day-to-day volatility as different sectors and stocks alternately fell in and out of favor. By the end of the 11 months, the major market averages showed modest, positive results, although market averages gave little indication of the underlying volatility.

    The year 2004 began amid growing concerns that, while the U.S. economy was expanding, the recovery was producing relatively few new jobs. Apprehension about a "jobless recovery" resulted in modest returns from the stock market, with most investors anticipating that the Federal Reserve Board would not move very soon

Pioneer Select Equity Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    to tighten monetary policy and raise short-term interest rates. In March, however, investor attitudes changed dramatically as the federal government reported unexpectedly strong new-job creation. Market interest rates rose, investors began anticipating that the Federal Reserve would raise short-term rates sooner than earlier expected, and interest-rate sensitive stocks tended to perform poorly. By early summer, market sentiment changed again as job growth slowed and investors became increasingly concerned that rapidly rising energy prices could impede the economic recovery. Stock prices tended to fall during this period. However, late in the period, oil and natural gas prices began to stabilize and even fall. Optimism about the economy rose again, fueling a brisk rally in stocks during the final weeks before the end of the fiscal year on November 30, 2004.

    Higher energy prices did affect parts of the economy, however. They resulted in higher fuel costs for companies in many industries, and they particularly hurt consumers with modest incomes, who struggled with home heating and automobile fuel bills. Sales in stores such as Wal-Mart and Family Dollar, which have strong appeal to families with modest income, suffered as a consequence.

    Also affecting the market was the falling value of the U.S. dollar versus other major currencies. The weakening dollar increased the competitiveness of U.S.-made exports, which helped many S&P 500 companies that have substantial sales overseas. Nevertheless, the weakening of the dollar, exacerbated by both the growing federal budget deficit and the rising current account deficit, resulted in reduced confidence in the domestic economy in general and in stocks in particular.

Q:  What types of investments most affected the Fund's performance?

A: Overall, stock selection helped support Fund performance, but sector weightings of the portfolio tended to hold back returns. In particular, the overweight position in information technology and the underweight in energy tended to detract from results. While our technology holdings outperformed the sector, the fact that we overweighted the area had a negative effect. Similarly, our energy holdings also did well, but our underweight in the area hurt results during a period when rapidly rising oil and natural gas prices

Pioneer Select Equity Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 11/30/04                             (continued)
--------------------------------------------------------------------------------

    resulted in outperformance by companies throughout the sector. In contrast, our overweight position in metals and mining companies and our de-emphasis of consumer staples stocks tended to help performance.

    Among individual holdings, the top contributor during the period was AT&T Wireless, which was acquired by Cingular at a premium to its stock price. Countrywide Financial, a leader in the home mortgage industry, also was a major help, as were retailer J.C. Penney, which benefited from the sale of its Eckerd drug store chain, and Apple Computer, whose competitive position in the personal computer market improved with the popularity of its IPOD technology. Other holdings boosting performance included: Phelps Dodge, the copper mining company; industrial conglomerate Tyco International; Ball, a manufacturer of tin and glass beverage containers as well as other products; and software companies Veritas and Checkpoint. At the end of the period, we no longer held any AT&T Wireless because of its acquisition, and we had sold our positions and taken profits in Countrywide, Apple and Checkpoint.

    The most significant individual detractor from performance was IVAX Pharmaceuticals, a manufacturer of both branded and generic drugs, whose stock fell after it reported disappointing earnings in October. However, we have increased our position in the company because we believe the stock was very attractively priced relative to its earnings outlook. Investments in Family Dollar, the discount retailing chain, and Sandisk, a leading manufacturer of memory chips for digital cameras and other devices, also held back performance. Family Dollar's customers were pinched by rising fuel costs, while Sandisk was a victim of intense price competition in its market.

    Throughout the period, we held to our basic strategy to have a relatively concentrated portfolio of about 30 different stocks. We look for stocks that we believe are mispriced, based on our fundamental analysis. We then take significant positions in them, investing in both growth and value companies. We typically hold stocks for longer periods of time. Sector weightings tend to be the result of our bottom-up stock selection discipline, rather than top-down macroeconomic decision process.

Pioneer Select Equity Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Q:  What is your investment outlook?

A: We are reasonably confident about opportunities in the stock market. The principal market concerns, as we approach 2005, are the growing federal and current account deficits and their effects on the value of the dollar. However, these challenges tend to have self-correcting mechanisms. As the economy continues to grow, tax receipts should rise and reduce the federal deficit. A similar corrective process should develop with respect to the current account deficit, as profits of American corporations increase because of the weakening dollar, thereby encouraging investments in U.S. companies and giving support to the dollar.

    If the economy continues to grow, we believe stocks could perform very well. The one factor that could cause a problem is the price of oil. Rapidly rising oil prices have the same effect as taxes - taking money from the economy that could otherwise be spent or invested. Oil prices have begun to decline from their record high levels. However, any resurgence in oil prices could cause economic problems.

    We believe, however, that the economy should continue to grow, increasing the profitability of U.S. corporations and supporting the performance of stocks.


    Because the portfolio invests in a limited number of companies a change in one security's value may have a more significant effect on the portfolio's value. The fund invests in a limited number of securities and, as a result, the fund's performance may be more volatile than the performance of fund's holding more securities.

    Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Select Equity Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 11/30/04
--------------------------------------------------------------------------------

 Shares                                                          Value
           COMMON STOCKS - 105.6%
           Materials - 13.7%
           Diversified Metals & Mining - 9.4%
    700    Freeport-McMoRan Copper & Gold, Inc. (Class B)     $ 27,391
    230    Phelps Dodge Corp.                                   22,340
                                                              --------
                                                              $ 49,731
                                                              --------
           Metal & Glass Containers - 4.3%
    500    Ball Corp.                                         $ 22,365
                                                              --------
           Total Materials                                    $ 72,096
                                                              --------
           Capital Goods - 9.0%
           Industrial Conglomerates - 9.0%
    350    American Standard Companies, Inc.*                 $ 13,628
    570    Tyco International, Ltd.                             19,362
    150    United Technologies Corp.                            14,637
                                                              --------
                                                              $ 47,627
                                                              --------
           Total Capital Goods                                $ 47,627
                                                              --------
           Media - 5.6%
           Broadcasting & Cable TV - 4.1%
  2,100    Liberty Media Corp.*                               $ 21,693
                                                              --------
           Movies & Entertainment - 1.5%
    300    The Walt Disney Co.                                $  8,064
                                                              --------
           Total Media                                        $ 29,757
                                                              --------
           Retailing - 4.4%
           Computer & Electronics Retail - 1.2%
    200    Radioshack Corp.                                   $  6,314
                                                              --------
           Internet Retail - 3.2%
    150    eBAY, Inc.*                                        $ 16,868
                                                              --------
           Total Retailing                                    $ 23,182
                                                              --------
           Food & Drug Retailing - 2.2%
           Drug Retail - 2.2%
    300    Walgreen Co.                                       $ 11,454
                                                              --------
           Total Food & Drug Retailing                        $ 11,454
                                                              --------
           Pharmaceuticals & Biotechnology - 13.2%
           Biotechnology - 4.0%
    350    Amgen, Inc.*                                       $ 21,014
                                                              --------

   The accompanying notes are an integral part of these financial statements.
10

Pioneer Select Equity Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                  Value
             Pharmaceuticals - 9.2%
   1,512     IVAX Corp.*                               $ 23,602
     900     Pfizer, Inc.                                25,244
                                                       --------
                                                       $ 48,846
                                                       --------
             Total Pharmaceuticals & Biotechnology     $ 69,860
                                                       --------
             Banks - 7.6%
             Diversified Banks - 5.3%
     600     Bank of America Corp.                     $ 27,762
                                                       --------
             Thrifts & Mortgage Finance - 2.3%
     180     Freddie Mac                               $ 12,287
                                                       --------
             Total Banks                               $ 40,049
                                                       --------
             Diversified Financials - 13.7%
             Consumer Finance - 2.9%
     270     American Express Co.                      $ 15,042
                                                       --------
             Diversified Capital Markets - 1.4%
     200     J.P. Morgan Chase & Co.                   $  7,503
                                                       --------
             Investment Banking & Brokerage - 4.9%
     250     Goldman Sachs Group, Inc.                 $ 26,190
                                                       --------
             Diversified Financial Services - 4.5%
     530     Citigroup, Inc.                           $ 23,718
                                                       --------
             Total Diversified Financials              $ 72,453
                                                       --------
             Software & Services - 9.4%
             Application Software - 9.4%
     900     Microsoft Corp.                           $ 24,251
   1,150     Veritas Software Corp.*                     25,185
                                                       --------
                                                       $ 49,436
                                                       --------
             Total Software & Services                 $ 49,436
                                                       --------
             Technology Hardware & Equipment - 9.9%
             Networking Equipment - 0.4%
      67     Network Appliance, Inc.*                  $  2,021
                                                       --------
             Computer Hardware - 1.9%
     250     Dell, Inc.*                               $ 10,130
                                                       --------

   The accompanying notes are an integral part of these financial statements.

Pioneer Select Equity Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 11/30/04                                     (continued)
--------------------------------------------------------------------------------

  Shares                                                            Value
             Computer Storage & Peripherals - 7.6%
   1,300     EMC Corp.*                                          $ 17,446
   1,000     Sandisk Corp.* (b)                                    22,580
                                                                 --------
                                                                 $ 40,026
                                                                 --------
             Total Technology Hardware & Equipment               $ 52,177
                                                                 --------
             Semiconductors - 5.1%
             Semiconductor Equipment - 1.3%
     400     Applied Materials, Inc.*                            $  6,656
                                                                 --------
             Semiconductors - 3.8%
     100     Linear Technology Corp.                             $  3,816
   2,061     Taiwan Semiconductor Manufacturing Co. (A.D.R.)       16,426
                                                                 --------
                                                                 $ 20,242
                                                                 --------
             Total Semiconductors                                $ 26,898
                                                                 --------
             Telecommunication Services - 7.4%
             Wireless Telecommunication Services - 7.4%
     550     Nextel Communications, Inc.*                        $ 15,653
     850     Vodafone Group Plc (A.D.R.)                           23,180
                                                                 --------
                                                                 $ 38,833
                                                                 --------
             Total Telecommunication Services                    $ 38,833
                                                                 --------
             Utilities - 4.5%
             Electric Utilities - 4.5%
   1,250     Allegheny Energy, Inc.* (b)                         $ 23,925
                                                                 --------
             Total Utilities                                     $ 23,925
                                                                 --------
             TOTAL COMMON STOCKS
             (Cost $529,209)                                     $557,747
                                                                 --------
             TEMPORARY CASH INVESTMENT - 4.7%
             Security Lending Collateral - 4.7%
  25,060     Securities Lending Investment Fund, 1.96%           $ 25,060
                                                                 --------
             TOTAL TEMPORARY CASH INVESTMENT
             (Cost $25,060)                                      $ 25,060
                                                                 --------
             TOTAL INVESTMENTS IN SECURITIES - 110.3%
             (Cost $554,269)(a)                                  $582,807
                                                                 --------
             OTHER ASSETS AND LIABILITIES - (10.3)%              $(54,661)
                                                                 --------
             TOTAL NET ASSETS - 100.0%                           $528,146
                                                                 ========

   The accompanying notes are an integral part of these financial statements.
12

Pioneer Select Equity Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

*        Non-income producing security.

(A.D.R.) American Depositary Receipt

(a) At November 30, 2004, the net unrealized gain on invest-ments based on cost for federal income tax purposes of $555,178 was as follows:

         Aggregate gross unrealized gain for all investments in which
         there is an excess of value over tax cost                          $  39,220

         Aggregate gross unrealized loss for all investments in which
         there is an excess of tax cost over value                            (11,591)
                                                                            ---------
         Net unrealized gain                                                $  27,629
                                                                            =========
(b)      At November 30, 2004, the following securities were out on loan:

Shares                            Security                          Market Value
------                   -------------------------                  ------------
  815                    Allegheny Energy, Inc.*                      $15,599
  365                    Sandisk Corp.*                                 8,242
                                                                      -------
                         Total                                        $23,841
                                                                      =======

Purchases and sales of securities (excluding temporary cash investments) for the period ended November 30, 2004 aggregated $1,269,556 and $739,065, respectively.

   The accompanying notes are an integral part of these financial statements.

Pioneer Select Equity Fund

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 11/30/04
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (including securities loaned
   of $23,841) (cost $554,269)                              $582,807
  Cash                                                        14,167
  Receivables -
   Investment securities sold                                 44,538
   Dividends and foreign taxes withheld                          497
   Due from Pioneer Investment Management, Inc.               11,889
                                                            --------
     Total assets                                           $653,898
                                                            --------
LIABILITIES:
  Payables -
   Investment securities purchased                          $ 56,998
   Upon return of securities loaned                           25,060
  Due to affiliates                                            1,659
  Accrued expenses                                            42,035
                                                            --------
     Total liabilities                                      $125,752
                                                            --------
NET ASSETS:
  Paid-in capital                                           $499,683
  Undistributed net investment income                          1,208
  Accumulated net realized loss on investments                (1,283)
  Net unrealized gain on investments                          28,538
                                                            --------
     Total net assets                                       $528,146
                                                            ========
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Based on $528,146 / 50,000 shares                         $  10.56
                                                            ========
MAXIMUM OFFERING PRICE:
  Class A (10.56 [divided by] 94.25%)                       $  11.20
                                                            ========

   The accompanying notes are an integral part of these financial statements.
14

Pioneer Select Equity Fund

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

For the period from 1/2/04 (Commencement of Operations) to 11/30/04

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $140)        $ 4,343
                                                           -------
     Total investment income                                             $   4,343
                                                                         ---------
EXPENSES:
  Management fees                                          $ 3,451
  Distribution fees                                          1,150
  Administrative reimbursements                             15,417
  Custodian fees                                            11,765
  Registration fees                                            110
  Professional fees                                         35,348
  Printing expense                                           9,313
  Fees and expenses of nonaffiliated trustees                5,921
  Miscellaneous                                                314
                                                            ------
     Total expenses                                                      $  82,789
                                                                         ---------
     Less management fees waived and expenses reim-
       bursed by Pioneer Investment Management, Inc.                       (79,337)
                                                                         ---------
     Net expenses                                                        $   3,452
                                                                         ---------
       Net investment income                                             $     891
                                                                         ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss on investments                                       $  (1,283)
  Change in net unrealized gain from investments                            28,538
                                                                         ---------
   Net gain on investments                                               $  27,255
                                                                         ---------
   Net increase in net assets resulting from operations                  $  28,146
                                                                         =========

   The accompanying notes are an integral part of these financial statements.

Pioneer Select Equity Fund

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

For the period from 1/2/04 (Commencement of Operations) to 11/30/04

                                                                     1/2/04
                                                                       to
                                                                    11/30/04
FROM OPERATIONS:
  Net investment income                                             $    891
  Net realized loss on investments                                    (1,283)
  Change in net unrealized gain on investments                        28,538
                                                                    --------
   Net increase in net assets resulting from operations             $ 28,146
                                                                    --------
NET ASSETS:
  Beginning of period (initial capitalization - 50,000 shares)      $500,000
                                                                    --------
  End of period (including undistributed net investment income
   of $1,208)                                                       $528,146
                                                                    ========

   The accompanying notes are an integral part of these financial statements.
16

Pioneer Select Equity Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                   1/2/04 (a)
                                                                       to
                                                                    11/30/04
CLASS A
Net asset value, beginning of period                               $   10.00
                                                                   ---------
Increase from investment operations:
  Net investment income                                            $    0.02
  Net realized and unrealized gain on investments                       0.54
                                                                   ---------
   Net increase from investment operations                         $    0.56
                                                                   ---------
  Net increase in net asset value                                  $    0.56
                                                                   ---------
  Net asset value, end of period                                   $   10.56
                                                                   =========
Total return*                                                           5.60%
Ratio of net expenses to average net assets+                            0.75%**
Ratio of net investment income to average net assets+                   0.19%**
Portfolio turnover rate                                                  145%
Net assets, end of period (in thousands)                           $     528
Ratios with no waiver of management fees and assumption of
  expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                         18.10%**
  Net investment loss                                                 (17.15)%**

(a) Class A shares commenced operation on January 2, 2004.
 * Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken into account. Total return is not annualized.
**  Annualized.
 +  Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Select Equity Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 11/30/04
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Select Equity Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund was organized on October 14, 2003, and commenced operations on January 2, 2004. Pioneer Investment Management Inc. (PIM), the Fund's investment advisor, paid all organizational costs of the Fund. Prior to January 2, 2004, the Fund had no operations other than those relating to organizational matters and the initial capitalization of the Fund by Pioneer Funds Distributor, Inc. (PFD) to the principal underwriter for the Fund. To date, no shares have been offered to the public. The Fund shares outstanding at November 30, 2004, are owned by PFD. The Fund's investment objective is to seek long-term capital growth.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
   (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the

Pioneer Select Equity Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Fund's shares are determined as of such times. The Fund also may use the fair value of a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. As of November 30, 2004, there were no securities fair valued. Temporary cash investments are valued at amortized cost.

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. PFD, a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned no underwriting commissions on the sale of Fund shares during the period ended November 30, 2004.

C. Securities Lending

   The Fund lends securities in the Portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund invests cash collateral in the Securities Lending Investment Fund, which is managed by Brown Brothers Harriman & Co., the Fund's custodian.

Pioneer Select Equity Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 11/30/04                               (continued)
--------------------------------------------------------------------------------

D. Repurchase Agreements

   With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. PIM is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

E. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   At November 30, 2004, the Fund had a net capital loss carryforward of $374, which will expire in 2012 if not utilized.

   There were no distributions paid during the fiscal year ended November 30, 2004.

   The following shows the components of distributable earnings on a federal income tax basis at November 30, 2004:

--------------------------------------------------------------------------------
                                                                          2004
--------------------------------------------------------------------------------
Undistributed ordinary income                                           $ 1,208
Capital loss carryforward                                                  (374)
Unrealized appreciation                                                  27,629
                                                                        -------
  Total                                                                 $28,463
                                                                        =======
--------------------------------------------------------------------------------

Pioneer Select Equity Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

   At November 30, 2004, the Fund has reclassified $317 to increase undistributed net investment income and $317 to decrease paid-in capital, to reflect permanent book/tax differences. The reclassification has no impact on the net assets of the Fund and is designed to present the Fund's capital accounts on a tax basis.

2. Management Agreement
PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.75% of the Fund's average daily net assets.

Through November 30, 2005, PIM has agreed not to impose all or a portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit Class A expenses to 0.75% of average daily net assets attributable to Class A shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At November 30, 2004, $1,542 was payable to PIM related to management fees, administrative costs and certain other services and is included in due to affiliates.

3. Transfer Agent
Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. There were no transfer agent fees paid to PIMSS for the period ended November 30, 2004.

4. Distribution Plans
The Fund adopted a Plan of Distribution in accordance with Rule 12b-1 of the Investment Company Act of 1940. The Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Included in due to affiliates is $117 in distribution fees payable to PFD at November 30, 2004.

Pioneer Select Equity Fund

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and Shareowners of Pioneer Select Equity Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer Select Equity Fund (the "Fund") as of November 30, 2004, and the related statements of operations and changes in net assets, and the financial highlights, for the period from January 2, 2004 (commencement of operations) to November 30, 2004. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Select Equity Fund at November 30, 2004, the results of its operations, the changes in its net assets, and the financial highlights, for the period from January 2, 2004 (commencement of operations) to November 30, 2004, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ ERNST & YOUNG LLP

Boston, Massachusetts
January 7, 2005

Pioneer Select Equity Fund

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers
The Fund's Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the Investment Company Act of 1940 are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees serves as a trustee of each of the 73 U.S. registered investment portfolios for which Pioneer Investment Management, Inc. ("Pioneer") serves as investment adviser (the "Pioneer Funds"). The address for all Interested Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004 is publicly available to shareowners at www.pioneerfunds.com and on the SEC's website at http://www.sec.gov.

Pioneer Select Equity Fund

--------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------

                            Positions Held     Term of Office and    Principal Occupation During           Other Directorships Held
Name and Age                With the Fund      Length of Service     Past Five Years                       by this Trustee
John F. Cogan, Jr. (78)*    Chairman of the    Since 1999.           Deputy Chairman and a Director of     Director of Harbor
                            Board,             Serves until          Pioneer Global Asset Management       Global Company, Ltd.
                            Trustee and        retirement or         S.p.A. ("PGAM"); Non-Executive
                            President          removal               Chairman and a Director of Pioneer
                                                                     Investment Management USA Inc.
                                                                     ("PIM-USA"); Chairman and a
                                                                     Director of Pioneer; Director of
                                                                     Pioneer Alternative Investment
                                                                     Management Limited (Dublin);
                                                                     President and a Director of Pioneer
                                                                     Alternative Investment Management
                                                                     (Bermuda) Limited and affiliated
                                                                     funds; President and Director of
                                                                     Pioneer Funds Distributor, Inc.
                                                                     ("PFD"); President of all of the
                                                                     Pioneer Funds; and Of Counsel
                                                                     (since 2000, partner prior to
                                                                     2000), Wilmer Cutler Pickering Hale
                                                                     and Dorr LLP (counsel to PIM-USA
                                                                     and the Pioneer Funds)

*Mr. Cogan is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
-----------------------------------------------------------------------------------------------------------------------------------

Osbert M. Hood (52)**       Trustee and        Since June, 2003.     President and Chief Executive         None
                            Executive Vice     Serves until          Officer, PIM-USA since May 2003
                            President          retirement or         (Director since January 2001);
                                               removal               President and Director of Pioneer
                                                                     since May 2003; Chairman and
                                                                     Director of Pioneer Investment
                                                                     Management Shareholder Services,
                                                                     Inc. ("PIMSS") since May 2003;
                                                                     Executive Vice President of all of
                                                                     the Pioneer Funds since June 2003;
                                                                     Executive Vice President and Chief
                                                                     Operating Officer of PIM-USA,
                                                                     November 2000 to May 2003;
                                                                     Executive Vice President, Chief
                                                                     Financial Officer and Treasurer,
                                                                     John Hancock Advisers, L.L.C.,
                                                                     Boston, MA, November 1999 to
                                                                     November 2000; Senior Vice
                                                                     President and Chief Financial
                                                                     Officer, John Hancock Advisers,
                                                                     L.L.C., April 1997 to November 1999

**Mr. Hood is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
-----------------------------------------------------------------------------------------------------------------------------------

Pioneer Select Equity Fund

--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                              Positions Held   Term of Office and    Principal Occupation During          Other Directorships Held
Name, Age and Address         With the Fund    Length of Service     Past Five Years                      by this Trustee
Mary K. Bush (56)             Trustee          Since 1999.           President, Bush International        Director of Brady
3509 Woodbine Street,                          Serves until          (international financial advisory    Corporation (industrial
Chevy Chase, MD 20815                          retirement or         firm)                                identification and
                                               removal                                                    specialty coated material
                                                                                                          products manufacturer),
                                                                                                          Millennium Chemicals,
                                                                                                          Inc. (commodity
                                                                                                          chemicals), Mortgage
                                                                                                          Guaranty Insurance
                                                                                                          Corporation, and R.J.
                                                                                                          Reynolds Tobacco
                                                                                                          Holdings, Inc. (tobacco)
-----------------------------------------------------------------------------------------------------------------------------------
Richard H. Egdahl, M.D. (77)  Trustee          Since 1999.           Alexander Graham Bell Professor      None
Boston University Healthcare                   Serves until          of Health Care Entrepreneurship,
Entrepreneurship Program,                      retirement or         Boston University; Professor of
53 Bay State Road,                             removal               Management, Boston University
Boston, MA 02215                                                     School of Management; Professor of
                                                                     Public Health, Boston University
                                                                     School of Public Health; Professor
                                                                     of Surgery, Boston University
                                                                     School of Medicine; and University
                                                                     Professor, Boston University
-----------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (57)     Trustee          Since 1999.           Founding Director, The Winthrop      None
1001 Sherbrooke Street West,                   Serves until          Group, Inc. (consulting firm);
Montreal, Quebec, Canada                       retirement or         Professor of Management, Faculty
H3A 1G5                                        removal               of Management, McGill University
-----------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (56)      Trustee          Since 1999.           President and Chief Executive        Director of New America
One Boston Place, 28th Floor,                  Serves until          Officer, Newbury, Piret & Company,   High Income Fund, Inc.
Boston, MA 02108                               retirement or         Inc. (investment banking firm)       (closed-end investment
                                               removal                                                    company)
-----------------------------------------------------------------------------------------------------------------------------------

Pioneer Select Equity Fund

--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (continued)
--------------------------------------------------------------------------------

                              Positions Held   Term of Office and    Principal Occupation During       Other Directorships Held
Name, Age and Address         With the Fund    Length of Service     Past Five Years                   by this Trustee
Stephen K. West (76)          Trustee          Since 1999.           Senior Counsel, Sullivan &        Director, The Swiss Helvetia
125 Broad Street,                              Serves until          Cromwell (law firm)               Fund, Inc. (closed-end
New York, NY 10004                             retirement or                                           investment company) and
                                               removal                                                 AMVESCAP PLC
                                                                                                       (investment managers)
-----------------------------------------------------------------------------------------------------------------------------------
John Winthrop (68)            Trustee          Since 1999.           President, John Winthrop & Co.,   None
One North Adgers Wharf,                        Serves until          Inc. (private investment firm)
Charleston, SC 29401                           retirement or
                                               removal
-----------------------------------------------------------------------------------------------------------------------------------

Pioneer Select Equity Fund

--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------

                            Positions Held     Term of Office and      Principal Occupation During         Other Directorships Held
Name and Age                With the Fund      Length of Service       Past Five Years                     by this Trustee
Dorothy E. Bourassa (56)    Secretary          Since September,        Secretary of PIM-USA; Senior        None
                                               2003.                   Vice President-Legal of Pioneer;
                                               Serves at the           and Secretary/Clerk of most of
                                               discretion of board.    PIM-USA's subsidiaries since
                                                                       October 2000; Secretary of all of
                                                                       the Pioneer Funds since September
                                                                       2003 (Assistant Secretary from
                                                                       November 2000 to September 2003);
                                                                       and Senior Counsel, Assistant Vice
                                                                       President and Director of
                                                                       Compliance of PIM-USA from April
                                                                       1998 through October 2000
-----------------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (39)  Assistant          Since September,        Assistant Vice President and        None
                            Secretary          2003.                   Senior Counsel of Pioneer since
                                               Serves at the           July 2002; Vice President and
                                               discretion of board.    Senior Counsel of BISYS Fund
                                                                       Services, Inc. (April 2001 to June
                                                                       2002); Senior Vice President and
                                                                       Deputy General Counsel of Funds
                                                                       Distributor, Inc. (July 2000 to
                                                                       April 2001); Vice President and
                                                                       Associate General Counsel from
                                                                       July 1996 to July 2000; Assistant
                                                                       Secretary of all of the Pioneer
                                                                       Funds since September 2003
-----------------------------------------------------------------------------------------------------------------------------------
David C. Phelan (47)        Assistant          Since September,        Partner, William Cutler             None
                            Secretary          2003.                   Pickering Hale and Dorr LLP;
                                               Serves at the           Assistant Secretary of all of
                                               discretion of board.    Pioneer Funds since September
                                                                       2003
-----------------------------------------------------------------------------------------------------------------------------------
Vincent Nave (59)           Treasurer          Since November,         Vice President-Fund Accounting,     None
                                               2000.                   Administration and Custody
                                               Serves at the           Services of Pioneer (Manager from
                                               discretion of board.    September 1996 to February 1999);
                                                                       and Treasurer of all of the
                                                                       Pioneer Funds (Assistant
                                                                       Treasurer from June 1999 to
                                                                       November 2000)
-----------------------------------------------------------------------------------------------------------------------------------

Pioneer Select Equity Fund

--------------------------------------------------------------------------------
FUND OFFICERS (continued)
--------------------------------------------------------------------------------

                          Positions Held     Term of Office and      Principal Occupation During           Other Directorships Held
Name and Age              With the Fund      Length of Service       Past Five Years                       by this Trustee
Mark E. Bradley (45)      Assistant          Since November          Deputy Treasurer of Pioneer since     None
                          Treasurer          2004.                   2004; Treasurer and Senior Vice
                                             Serves at the           President, CDC IXIS Asset
                                             discretion of the       Management Services from 2002 to
                                             board.                  2003; Assistant Treasurer and
                                                                     Vice President, MFS Investment
                                                                     Management from 1997 to 2002; and
                                                                     Assistant Treasurer of all of the
                                                                     Pioneer Funds since November 2004
-----------------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (39)     Assistant          Since November,         Assistant Vice President-Fund         None
                          Treasurer          2000.                   Accounting, Administration and
                                             Serves at the           Custody Services of Pioneer
                                             discretion of board.    (Fund Accounting Manager from
                                                                     1994 to 1999); and Assistant
                                                                     Treasurer of all of the Pioneer
                                                                     Funds since November 2000
-----------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (46)        Assistant          Since May, 2002.        Fund Accounting Manager-Fund          None
                          Treasurer          Serves at the           Accounting, Administration and
                                             discretion of board.    Custody Services of Pioneer; and
                                                                     Assistant Treasurer of all of
                                                                     the Pioneer Funds since May 2002
-----------------------------------------------------------------------------------------------------------------------------------
Katherine Kim Sullivan    Assistant          Since September,        Fund Administration Manager-Fund      None
(30)                      Treasurer          2003.                   Accounting, Administration and
                                             Serves at the           Custody Services since June
                                             discretion of board.    2003; Assistant Vice
                                                                     President-Mutual Fund Operations
                                                                     of State Street Corporation from
                                                                     June 2002 to June 2003 (formerly
                                                                     Deutsche Bank Asset Management);
                                                                     Pioneer Fund Accounting,
                                                                     Administration and Custody
                                                                     Services (Fund Accounting
                                                                     Services Manager from August
                                                                     1999 to May 2002, Fund
                                                                     Accounting Supervisor from 1997
                                                                     to July 1999); Assistant
                                                                     Treasurer of all of the Pioneer
                                                                     Funds since September 2003
-----------------------------------------------------------------------------------------------------------------------------------

Pioneer Select Equity Fund

--------------------------------------------------------------------------------
FUND OFFICERS (continued)
--------------------------------------------------------------------------------

                        Positions Held       Term of Office and      Principal Occupation During           Other Directorships Held
Name and Age            With the Fund        Length of Service       Past Five Years                       by this Officer
Martin J. Wolin (37)    Chief Compliance     Since October 2004.     Chief Compliance Officer of           None
                        Officer              Serves at the           Pioneer (Director of Compliance
                                             discretion of the       and Senior Counsel from November
                                             board.                  2000 to September 2004); Vice
                                                                     President and Associate General
                                                                     Counsel of UAM Fund Services,
                                                                     Inc. (mutual fund administration
                                                                     company) from February 1998 to
                                                                     November 2000; and Chief
                                                                     Compliance Officer of all of the
                                                                     Pioneer Funds.
-----------------------------------------------------------------------------------------------------------------------------------
The outstanding capital stock of PFD, Pioneer and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A.
("UniCredito Italiano"), one of the largest banking groups in Italy. Pioneer, the Fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                        ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our web site:                                         www.pioneerfunds.com

Please consider the fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our website www.pioneerfunds.com.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's website at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the initial and routine filings of its Form N-1A, totaled approximately $37,500 in 2004.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related and Other Fees
There were no audit-related and other services provided to the Fund during the fiscal year ended
November 30, 2004.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax return, totaled $6,000 in 2004.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related and Other Fees
There were no audit-related and other services provided to the Fund during the fiscal year ended
November 30, 2004.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognizes the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognizes that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The Fund's independent auditor, Ernst & Young
LLP ("E&Y"), recently has advised the Securities and Exchange Commission, the Public Company
Accounting Oversight Board, and the Audit
Committee of the Fund's Board of Trustees that certain non-audit work performed by E&Y's China affiliate has raised questions regarding E&Y's independence with respect to its performance of audit services for the Fund. In July 2004, E&Y became aware that member firms in China ("E&Y
China") provided certain tax services to offices of UniCredito Italiano, S.p.A. ("UCI"), a member of the Fund's Investment Company Complex. The services included receipt and disbursement of monies transferred to E&Y China by UCI in payment of individual expatriate income taxes due on returns prepared by E&Y China for certain UCI employees located in China from October 1998 to May 2003. E&Y became auditors of the Fund in May 2002. These expatriate tax services were discontinued in May 2003. The fees received by E&Y China for all such services totaled $3,685.

The Fund's Audit Committee and E&Y have
discussed the matter, including the nature of the services provided, the personnel involved in providing the services and the fees received by E&Y for performing the services. The Committee continues to review the facts and circumstances surrounding the matter, including the issue of whether the monies transferred for employees' taxes were de facto monies due the employees for tax payments rather than monies belonging to UCI.
E&Y has informed the Audit Committee that based on its internal reviews and the de minimis nature of the services provided and fees received, it does not believe its independence with respect to the Fund has been impaired.

Aggregate Non-Audit Fees

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled $6,000 in 2004.


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Funds audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund. For the year ended November 30, 2004, there were no services provided to an affiliate that required the Funds audit committee pre-approval.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)  Pioneer Select Equity Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  January 25, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date January 25, 2004


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date January 25, 2004

* Print the name and title of each signing officer under his or her signature.